SUPPLEMENT DATED MARCH 10, 2010

TO THE VARIABLE ANNUITY PROSPECTUS DATED APRIL 27, 2009, AS REVISED OCTOBER 26,
                                   2009 OF:
                               ALLIANZ REWARDS[R]
                               ALLIANZ ALTERITY[R]
                             ALLIANZ HIGH FIVE[R] L
                              ALLIANZ HIGH FIVE[R]
                    VALUEMARK[R] II & III AND VALUEMARK[R ]IV
                          ALLIANZ ADVANTAGE[R] NEW YORK
                         ALLIANZ OPPORTUNITY[R] NEW YORK
                         ALLIANZ CHARTER[R] II NEW YORK

  TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2009, AS REVISED OCTOBER 26,
                                   2009 OF:
                            ALLIANZ CONNECTIONS[SM]

 TO THE VARIABLE ANNUITY PROSPECTUS DATED JULY 22, 2009, AS REVISED OCTOBER 26,
                                   2009 OF:
                               ALLIANZ VISION[SM]
                          ALLIANZ VISION[SM]NEW YORK

                                   ISSUED BY
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                              COMPANY OF NEW YORK
  AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

  This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. The
 Investment Options mentioned below may not be offered through all of the above referenced variable products.

1.THE FOLLOWING INVESTMENT OPTION SUBADVISER CHANGES ARE EXPECTED BE
  EFFECTIVE ON MARCH 31, 2010.

  RiverSource Investments, LLC is expected to replace Columbia Management Advisors, LLC as the subadviser to the AZL[R] Columbia Mid Cap
  Value Fund and the AZL[R] Columbia Small Cap Value Fund.


2.AT A MEETING HELD ON FEBRUARY 20, 2010, THE BOARD OF TRUSTEES FOR THE ALLIANZ
  VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST APPROVED CERTAIN CHANGES TO THE NAME AND PRINCIPAL INVESTMENT STRATEGIES FOR THE AZL MODERATE INDEX STRATEGY FUND, TO BE EFFECTIVE APRIL 30, 2010.

  The new fund name will be the AZL GROWTH INDEX STRATEGY FUND and the fund will allocate it's assets as follows:

  Under normal conditions, the AZL Growth Index Strategy Fund invests 65%-85% of its assets in the underlying equity index funds and 15%-35% of its assets in the underlying bond index fund.


3.AT A MEETING HELD ON FEBRUARY 20, 2010, THE BOARD OF TRUSTEES FOR THE ALLIANZ
  VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST APPROVED THE CLOSING OF THE AZL ALLIANZ GLOBAL INVESTORS SELECT FUND TO NEW MONEY EFFECTIVE APRIL 30, 2010.

  On and after April 30, 2010, the AZL ALLIANZ GLOBAL INVESTORS SELECT FUND will no longer accept new premiums, transfers from other sub-accounts or the fixed account, including dollar cost averaging transfers, or automatic portfolio rebalancing or reallocations pursuant to an Allianz Asset Allocation Model. Monies already allocated to the closed Investment Option will remain in the Investment Option until we receive instructions from the contract owner.

  Any new premiums or transfers allocated to the closed Investment Option will be re-allocated to the AZL Money Market Fund until we receive new instructions from the contract owner. Automatic portfolio rebalancing and asset allocation will be discontinued for any rebalancing or allocation program that includes the closed Investment Option, until we receive new instructions from the contract owner.


4.AT A MEETING OF THE BOARD OF TRUSTEES HELD ON DECEMBER 23, 2009, THE BOARD OF
  THE PREMIER VIT APPROVED A PLAN OF LIQUIDATION, TERMINATION AND DISSOLUTION (THE "PLAN") RELATING TO THE OPCAP MID CAP PORTFOLIO.

  If approved by Portfolio shareholders, the liquidation is expected to occur on or about April 30, 2010. Any contract value allocated to the Portfolio will be automatically transferred to the AZL Mid Cap Index Fund, except that for contracts issued in New York, any contract value allocated to the Portfolio will be automatically transferred to the AZL Van Kampen Mid Cap Growth Fund.




                                                                    PRO-011-1009